Derivative Warrant Liabilities - Schedule of Changes in the Warrant Liability (Details) - Warrants [member] - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Schedule of Changes in the Warrant Liability [Line Items]
Balance at beginning	$ 4,310,379
Exercise of warrants		(574,040)
Changes in fair value of warrants		2,189,986
Balance at ending		4,310,379
April 2023 Warrants [Member]
Schedule of Changes in the Warrant Liability [Line Items]
Issuance of Warrants		1,771,208
September 2023 Warrants [Member]
Schedule of Changes in the Warrant Liability [Line Items]
Issuance of Warrants		$ 923,225
January 2024 Warrants [Member]
Schedule of Changes in the Warrant Liability [Line Items]
Issuance of Warrants	480,004
Exercise of warrants	(562,879)
Changes in fair value of warrants	(707,802)
Balance at ending	$ 3,519,702